Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.70338%	1.14069%	5.87%
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.7743%	4.95436%	6.14%	(5.65%)	(0.64%)	5.31%
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	9.41619%	3.31754%	8.84%	(14.00%)	(1.80%)	9.83%
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.18918%	1.26101%	5.53%	(13.09%)	(1.74%)	7.50%	8.64%	(0.09%)	3.46%	2.49%
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Annual Return [Percent]	6.84974%	1.94618%	3.87%	(11.96%)	5.80%	10.94%	8.36%	(1.31%)	2.95%	4.60%
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	5.10%	3.99521%	4.26%	(3.85%)	(0.66%)	3.11%	3.53%	1.50%	0.35%	0.78%
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	7.37192%	1.33009%	4.29%	(10.63%)	(2.57%)	7.62%	6.38%	1.28%	1.54%	1.16%
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	5.333%	(6.3005%)	3.29%	(29.42%)	(4.96%)	17.64%
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.63703%